NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SOFTWARE DEVELOPMENT COSTS [Abstract]
Capitalized development of new software products	$ 60,000
Amortization expense of software development costs	$ 20,000